Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Each a series portfolio of the

VALUED ADVISERS TRUST

Supplement dated May 25, 2012

to the

Statement of Additional Information dated June 22, 2011

Each Fund’s policy with regard to disclosure of portfolio holdings, as found under the heading “Disclosure of Portfolio Holdings” in the current Statement of Additional Information, is hereby replaced in its entirety with the information below.

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

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Additionally, the Funds have ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Adviser, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Funds also may post their complete portfolio holdings to their website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Funds do not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

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Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing a Fund’s portfolio holdings. Finally, a Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of a Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund prospectuses. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 670-2227.

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Green Owl Intrinsic Value Fund

A series portfolio of the

VALUED ADVISERS TRUST

Supplement dated May 25, 2012

to the

Statement of Additional Information dated November 10, 2011

The Fund’s policy with regard to disclosure of portfolio holdings, as found under the heading “Disclosure of Portfolio Holdings” in the current Statement of Additional Information, is hereby replaced in its entirety with the information below.

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Green Owl Intrinsic Value Fund prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 695-3729.

Long Short Advisors, LLC

LS OPPORTUNITY FUND

A series portfolio of the

VALUED ADVISERS TRUST

Supplement dated May 25, 2012

to the

Statement of Additional Information dated September 30, 2011

The Fund’s policy with regard to disclosure of portfolio holdings, as found under the heading “Disclosure of Portfolio Holdings” in the current Statement of Additional Information, is hereby replaced in its entirety with the information below.

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

1

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

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Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the LS Opportunity Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 336-6763.

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